Shareholder Report, Line Graph (Details) 199835_YCG Enhanced Fund_TF_TSR SemiAnnual {TF} - USD ($)											12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2026
YCG Enhanced Fund
Account Value [Line Items]
Accumulated Value	$ 30,640	$ 27,222	$ 23,012	$ 20,718	$ 22,853	$ 16,042	$ 14,684	$ 13,201	$ 11,548	$ 10,000	$ 28,293
S&P Global Broad Market Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global Broad Market Total Return Index
Accumulated Value	25,684	22,665	18,360	18,254	19,781	13,712	13,096	13,359	11,815	10,000	$ 33,649
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Total Return Index
Accumulated Value	$ 32,969	$ 29,042	$ 22,656	$ 22,013	$ 22,079	$ 15,735	$ 13,945	$ 13,436	$ 11,747	$ 10,000	$ 42,788